INCOME TAXES - Disclosure of detailed information about effective income tax recovery (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income taxes paid (refund) [abstract]
Statutory tax rate	27.00%	27.00%
Loss before taxes	$ 2,033,357	$ 1,766,447
Income tax recovery calculated at statutory rate	549,006	476,941
Non-deductible expenditures	(151,318)	(114,950)
Flow-through premium	34,659	207,207
Other	149,972	26,702
Unrecognized tax benefit	(582,319)	(595,900)
INCOME TAX	$ 0	$ 0